Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Effects of Change in Accounting Principle on Major Line Items and Earnings per Share Amounts in Consolidated Financial Statements

The segment information in the Note 34 “Segment Information” has been restated giving effect to these changes to conform to DAIKYO’s current fiscal year end.

	Millions of yen
	2014	2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate	¥30,937	¥10,548
Services income	25,205	27,960
Other	661	1,377

Total revenues	56,803	39,885

Expenses:
Costs of goods and real estate sold	28,883	6,125
Services expense	21,507	23,760
Selling, general and administrative expenses	3,186	3,804
Other	1,157	999

Total expenses	54,733	34,688

Operating Income	2,070	5,197

Income before Income Taxes and Discontinued Operations	¥2,613	¥8,068

	Millions of yen, except for per share amounts
	2014	2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Income from Continuing Operations	¥1,296	¥2,184
Net Income	1,296	2,184
Net Income Attributable to the Noncontrolling Interests	726	1,070
Net Income Attributable to ORIX Corporation Shareholders	570	1,114
Basic EPS	0.45	0.84
Diluted EPS	0.43	0.86

	Millions of yen
	2014	2015
	Adjustments Increase (decrease)	Adjustments Increase (decrease)
Net cash provided by operating activities	¥7,013	¥30,919
Net cash provided by (used in) investing activities	(13,148)	3,743
Net cash provided by (used in) financing activities	(3,125)	3,832
Cash and Cash Equivalents at Beginning of Year	0	(9,260)
Cash and Cash Equivalents at End of Year	(9,260)	29,234